Intangible Assets and Goodwill - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment of goodwill	$ 272,160,000	$ 272,160,000
ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Impairment of goodwill		$ 270,855,000
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Description related to cash flow projections period		over a period of five years
Impairment loss		$ 0	$ 0
Percentage by which recoverable amount exceeds the carrying amount	24.10%	24.10%	18.00%
Increase in discount rate (pre-tax)		9.30%	2.22%
EBITDA margin	4.15%	4.15%	2.15%